MEMBERS CONTRIBUTION (Details Narrative) - USD ($)			3 Months Ended	9 Months Ended
	Mar. 30, 2023	May 11, 2022	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Jun. 08, 2022
Class of Stock [Line Items]
Cash equivalents				$ 0		$ 0
Dilutive shares of common stock				5,000,000	0
Reddington Partners L L C [Member]
Class of Stock [Line Items]
Ownership percentage		98.70%
Mag Mile Capital [Member]
Class of Stock [Line Items]
Ownership percentage	88.00%
Common Stock [Member]
Class of Stock [Line Items]
Number of preferred shares converted		10,000,000
Stock issued during period shares acquisitions			87,424,424
Mag Mile Capital [Member]
Class of Stock [Line Items]
Stock issued during period shares acquisitions	87,424,424
Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Consideration received on transaction		$ 495,000
G Reed Petersen Irrevocable Trust [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Sale of issued and outstanding shares		1,000
Reddington Partners L L C [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of preferred shares converted							10,000,000